National Limited Maturity Municipals Portfolio as of September 30, 1998 PORTFOLIO OF INVESTMENTS (Unaudited)



Tax-Exempt Investments -- 100.0%

                       Amount
           Standard    (000's
Moody's    & Poor's    omitted)    Security                                    Value
------------------------------------------------------------------------------------------
Assisted Living -- 1.2%
------------------------------------------------------------------------------------------
NR         NR          $1,000      New Jersey EDA, (Chelsea at
                                   East Brunswick), (AMT),
                                   8.00%, 10/1/07                              $ 1,121,300
------------------------------------------------------------------------------------------
                                                                               $ 1,121,300
------------------------------------------------------------------------------------------

Cogeneration -- 4.2%
------------------------------------------------------------------------------------------
NR         BBB         $  470      Eastern Connecticut
                                   Resource Recovery
                                   Authority, (Wheelabrator Lisbon),
                                   (AMT), 5.50%, 1/1/20                        $   472,425

NR         BBB-         1,120      New Jersey EDA,
                                   (Trigen-Trenton), (AMT), 6.10%, 12/1/05       1,215,838

NR         BB+          1,250      New Jersey EDA, (Vineland
                                   Cogeneration) (AMT),
                                   7.875%, 6/1/19                                1,374,575

NR         NR             500      Palm Beach County, FL,
                                   (Okeelanta Power), (AMT),
                                   6.85%, 2/15/21/(1)/                             400,000

NR         NR             500      Palm Beach County, FL, (Osceola
                                   Power), (AMT), 6.95%, 1/1/22/(1)/               395,000
------------------------------------------------------------------------------------------
                                                                               $ 3,857,838
------------------------------------------------------------------------------------------

Economic Development Revenue -- 1.0%
------------------------------------------------------------------------------------------
NR         BB-         $  950      Michigan State Strategic Fund,
                                   (Crown Paper), 6.25%, 8/1/12                $   897,019
------------------------------------------------------------------------------------------
                                                                               $   897,019
------------------------------------------------------------------------------------------

Education -- 3.0%
------------------------------------------------------------------------------------------
Ba1        NR          $1,000      New Hampshire HEFA, (Colby-Sawyer
                                   College), 7.20%, 6/1/12                     $ 1,099,910

NR         BBB            500      New Hampshire HEFA, (Rivier
                                   College), 5.55%, 1/1/18                         511,940

Aa         AA-          1,700      University of Illinois, 0.00%, 4/1/15           778,379

Aa         AA-          1,000      University of Illinois, 0.00%, 4/1/16           432,250
------------------------------------------------------------------------------------------
                                                                               $ 2,822,479
------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 14.4%
------------------------------------------------------------------------------------------
Aaa        AAA         $1,500      Grand Ledge, MI, Public School
                                   District, (MBIA), Prerefunded to
                                   5/1/04, 7.875%, 5/1/11                      $ 1,822,920

NR         NR           3,500      Maricopa County, AZ, IDA,
                                   Multifamily, Escrowed to
                                   Maturity, 6.45%, 1/1/17                       3,968,369

                       Amount
           Standard    (000's
Moody's    & Poor's    omitted)    Security                                    Value
------------------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
------------------------------------------------------------------------------------------
NR         NR          $  990      Maricopa County, AZ, IDA, Multifamily,
                                   Escrowed to Maturity,
                                   7.876%, 1/1/11                              $ 1,197,623

Baa3       NR           1,340      Massachusetts HEFA, (Milford-
                                   Whitinsville Hospital), Escrowed to
                                   Maturity, 7.125%, 7/15/02                     1,421,003

Aaa        NR           3,000      Massachusetts Turnpike Authority,
                                   Escrowed to Maturity,
                                   5.00%, 1/1/20/(2)/                            3,109,679

NR         NR           1,550      Saint Tammany Public Trust Finance
                                   Authority, LA (Christwood), Escrowed
                                   to Maturity, 8.75%, 11/15/05                  1,824,986
------------------------------------------------------------------------------------------
                                                                               $13,344,580
------------------------------------------------------------------------------------------

General Obligations -- 12.0%
------------------------------------------------------------------------------------------
Baa2       BBB+        $4,000      Detroit, MI, 6.50%, 4/1/02/(3)/             $ 4,322,479

A3         A-             750      New York City, NY, 0.00%, 8/1/07                512,325

Aa1        AA+            750      Ohio State, 0.00%, 8/1/08                       496,875

NR         NR           1,800      Pennsylvania EDA, (Resource Recovery
                                   for Northampton), 6.75%, 1/1/07               1,982,304

Baa1       A            1,500      Puerto Rico Aqueduct and Sewer
                                   Authority, 5.00%, 7/1/15                      1,522,455

NR         NR             500      San Juan, NM, Pueblo Development
                                   Authority, 7.00%, 10/15/06                      500,005

NR         NR           1,755      Youngstown, OH, County School
                                   District, 6.40%, 7/1/00                       1,808,212
------------------------------------------------------------------------------------------
                                                                               $11,144,655
------------------------------------------------------------------------------------------

Hospital -- 6.9%
------------------------------------------------------------------------------------------
NR         NR          $1,900      Colorado Health Facilities Authority,
                                   (Steamboat Springs Health),
                                   5.00%, 9/15/03                              $ 1,951,528

NR         NR             500      Colorado Health Facilities Authority,
                                   (Steamboat Springs Health),
                                   5.30%, 9/15/09                                  513,630

Baa        BBB-           450      Illinois Health Facilities Authority,
                                   (Proctor Community Hospital),
                                   7.375%, 1/1/23                                  480,758

NR         BBB            500      Michigan Hospital Finance Authority,
                                   (Gratiot Community Hospital),
                                   6.10%, 10/1/07                                  544,660

NR         BB-            500      New Hampshire HEFA, (Littleton
                                   Hospital Association),
                                   5.45%, 5/1/08                                   517,330

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998 PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                   Amount
          Standard (000's
Moody's   & Poor's omitted)   Security                      Value
---------------------------------------------------------------------------
Hospital (continued)
---------------------------------------------------------------------------
Baa       BBB-     $1,830     Richardson, TX, Hospital
                              Authority, (Richardson
                              Medical Center),
                              6.50%, 12/1/12                $ 1,977,974
NR        NR          465     San Gorgonio, CA, Memorial
                              Health Care District,
                              5.60%, 5/1/11                     472,105
---------------------------------------------------------------------------
                                                            $ 6,457,985
---------------------------------------------------------------------------

Housing -- 5.8%
---------------------------------------------------------------------------
A2        NR       $1,005     Illinois Development
                              Finance Authority, Elderly
                              Housing, (Mattoon Tower),
                              (Section 8), 6.35%, 7/1/10    $ 1,056,587
Baa3      NR          945     Illinois Development
                              Finance Authority, Elderly
                              Housing, (Rome Meadows),
                              6.40%, 2/1/03                     981,014
Baa3      NR        1,145     Illinois Development
                              Finance Authority, Elderly
                              Housing, (Rome Meadows),
                              6.65%, 2/1/06                   1,205,857
Aa2       AA        2,000     Wisconsin Housing and
                              Economic Development
                              Authority, (Home
                              Ownership), (AMT), 6.45%,
                              9/1/27                          2,169,440
---------------------------------------------------------------------------
                                                            $ 5,412,898
---------------------------------------------------------------------------

Industrial Development Revenue -- 18.4%
---------------------------------------------------------------------------
NR        NR       $  690     Austin, TX, (Cargoport
                              Development LLC), (AMT),
                              7.50%, 10/1/07                $   743,289
NR        NR          455     Austin, TX, (Cargoport
                              Development LLC), (AMT),
                              8.30%, 10/1/21                    514,332
NR        BBB-      1,000     Clark County, NV, (Nevada
                              Power Co.), (AMT), 5.90%,
                              10/1/30                         1,025,400
A3        A-        1,000     Columbus, NC (International
                              Paper Co.), 5.80%, 12/1/16      1,070,850
NR        NR        1,100     Eagle County, CO, Airport
                              Terminal Corp. (American
                              Airlines), (AMT), 6.75%,
                              5/1/06                          1,186,328
NR        NR          900     Iowa Finance Authority,
                              (Southbridge Mall), 6.375%,
                              12/1/13                           925,398
NR        NR        3,435     Jackson, TN, (Owens-Corning
                              Fiberglass), (AMT),
                              6.25%, 3/31/04(3)               3,555,224
A3        BBB+        500     Jones County, MS,
                              (International Paper Co.),
                              5.80%, 10/1/21                    525,965
NR        NR          500     Kansas City, MO, IDR,
                              (Kingswood Manor), 5.80%,
                              11/15/17(4)                       495,700
NR        NR          500     Kimball, NE, EDA, (Clean
                              Harbors, Inc.), (AMT),
                              10.75%, 9/1/26                    554,280
NR        NR          620     Los Angeles, CA, Regional
                              Airport Improvement
                              Corporate Lease,
                              (TransWorld Airlines),
                              6.125%, 5/15/00                   620,186
NR        NR        1,000     New Jersey EDA, (Holt
                              Hauling), 7.90%, 3/1/27         1,145,920
NR        NR          750     Ohio Solid Waste Revenue,
                              (Republic Engineered
                              Steels, Inc.), (AMT),
                              9.00%, 6/1/21                     815,318
NR        BBB-      2,000     Pennsylvania EDA,
                              (Resources Recovery),
                              (AMT), 7.05%, 12/1/10           2,241,260
NR        NR          500     Robbins, IL, Resource
                              Recovery, (AMT), 8.375%,
                              10/15/10                          400,000
NR        NR        1,265     Santa Fe, NM (Crow Hobbs),
                              8.25%, 9/1/05                   1,334,512
---------------------------------------------------------------------------
                                                            $17,153,962
---------------------------------------------------------------------------

Insured-Education -- 0.2%
---------------------------------------------------------------------------
Aaa       AAA      $  500     Southern Illinois
                              University, Housing and
                              Auxiliary Facilities,
                              (MBIA), 0.00%, 4/1/17         $   204,900
---------------------------------------------------------------------------
                                                            $   204,900
---------------------------------------------------------------------------

Insured-General Obligations -- 2.3%
---------------------------------------------------------------------------
Aaa       AAA      $1,000     Kalamazoo, MI, (MBIA),
                              5.40%, 5/1/14                 $ 1,093,530
Aaa       AAA       1,000     New York State Local
                              Government Assistance
                              Corp., (MBIA),
                              5.00%, 4/1/21                   1,003,910
---------------------------------------------------------------------------
                                                            $ 2,097,440
---------------------------------------------------------------------------

Insured-Hospital -- 2.6%
---------------------------------------------------------------------------
Aaa       AAA      $2,000     El Paso County, TX,
                              Hospital District, (MBIA),
                              0.00%, 8/15/06                $ 1,447,280
Aaa       AAA       1,000     Massachusetts HEFA,
                              (Caregroup), (MBIA), 5.00%,
                               7/1/18                           998,750
--------------------------------------------------------------------------
                                                            $ 2,446,030
--------------------------------------------------------------------------

Insured-Housing -- 2.5%
--------------------------------------------------------------------------
Aaa       AAA      $2,115     Massachusetts HFA,
                              (Harborpoint Development),
                              (AMBAC), (AMT), 6.20%,
                              12/1/10                       $ 2,318,040
--------------------------------------------------------------------------
                                                            $ 2,318,040
--------------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 1.1%
--------------------------------------------------------------------------
Aaa       AAA      $1,000     West Valley City, UT,
                              (AMBAC), 4.45%, 4/15/10       $   995,530
--------------------------------------------------------------------------
                                                            $   995,530
--------------------------------------------------------------------------

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998 PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                               Value
----------------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
----------------------------------------------------------------------------------
Aaa       AAA        $  500     George L. Smith, (Georgia World
                                Congress Center-Domed Stadium),
                                (MBIA), (AMT), 6.00%, 7/1/06(4)        $   533,315
----------------------------------------------------------------------------------
                                                                       $   533,315
----------------------------------------------------------------------------------

Miscellaneous -- 1.2%
----------------------------------------------------------------------------------
Baa3      NR         $  500     Mashantucket, CT, (Western Pequot
                                Tribe), 5.55%, 9/1/08                  $   536,650

NR        NR            600     Tax Revenue Exempt Securities
                                Trust, Community Health Provider,
                                (Pooled Loan Program Various States
                                Trust Certificates), 6.00%, 12/1/36        627,924
----------------------------------------------------------------------------------
                                                                       $ 1,164,574
----------------------------------------------------------------------------------

Nursing Home -- 10.0%
----------------------------------------------------------------------------------
NR        NR         $1,105     Arizona Health Facilities Authority
                                Assisted Living Facilities, (Mesa),
                                7.625%, 1/1/06                         $ 1,163,112

NR        A+          3,500     California Statewide Communities
                                Development Corp., (Pacific Homes),
                                5.90%, 4/1/09                            3,814,929

NR        NR            650     Citrus County, FL, IDA, (Beverly
                                Enterprises), 5.00%, 4/1/03                661,525

NR        NR            985     Clovis, NM, IDR, (Retirement
                                Ranches, Inc.), 7.75%, 4/1/19            1,099,999

NR        NR            850     Fairfield, OH, EDA, (Beverly
                                Enterprises), 8.50%, 1/1/03                919,989

NR        NR          1,500     Massachusetts IFA, (Age Institute
                                of Massachusetts), 7.60%, 11/1/05        1,622,400
----------------------------------------------------------------------------------
                                                                       $ 9,281,954
----------------------------------------------------------------------------------

Pooled Loans -- 4.6%
----------------------------------------------------------------------------------
Aa2       NR         $1,900     Arizona Educational Loan Marketing
                                Corp., (AMT), 6.25%, 6/1/06            $ 2,112,211

A         NR          1,000     Arizona Student Loan Acquisition
                                Authority, (AMT), 7.625%, 5/1/10         1,108,580

A         NR          1,000     Arkansas State Student Loan
                                Authority, (AMT), 6.25%, 6/1/10          1,056,240
----------------------------------------------------------------------------------
                                                                       $ 4,277,031
----------------------------------------------------------------------------------

Senior Living / Life Care -- 4.2%
----------------------------------------------------------------------------------
NR        NR         $1,025     Florence, KY, Housing Facilities,
                                (Bluegrass Housing), 7.25%, 5/1/07     $ 1,097,509

NR        NR          2,000     Illinois Health Facilities
                                Authority, (Lutheran Social
                                Services), 6.125%, 8/15/10               2,106,840

NR        NR            250     Massachusetts IFA, (Forge Hill),
                                (AMT), 6.75%, 4/1/30                       247,265

NR        NR         $  475     Vermont IDA, (Wake Robins),
                                8.00%, 4/1/99                          $   476,131
----------------------------------------------------------------------------------
                                                                       $ 3,927,745
----------------------------------------------------------------------------------

Transportation -- 3.8%
----------------------------------------------------------------------------------
Baa1      BBB        $2,000     Denver, CO City and County Airport,
                                (AMT), 7.00%, 11/15/99                 $ 2,070,220

NR        NR            260     Memphis-Shelby County, TN, Airport
                                Authority, 6.125%, 12/1/16                 270,824

NR        NR          1,000     Northwest Arkansas Regional Airport
                                Authority, (AMT), 7.625%, 2/1/27         1,160,380
----------------------------------------------------------------------------------
                                                                       $ 3,501,424
----------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $86,616,559)                                      $92,960,699
----------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk of such economic developments, at September 30, 1998, 11.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.6% to 7.6% of total investments.

At September 30, 1998, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:

          Arizona                                                11%
          Massachusetts                                          12%
          Michigan                                               10%
          Others, representing less than 10% individually        67%

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

(1)  Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3) Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  When-issued security.


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of September 30, 1998
Assets
-------------------------------------------------------------------------
Investments, at value (identified cost, $86,616,559)          $92,960,699

Cash                                                            1,955,937

Interest receivable                                             1,677,421

Other assets                                                       19,800
-------------------------------------------------------------------------
Total assets                                                  $96,613,857
-------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------
Payable for investments purchased                             $ 4,026,665

Payable for daily variation margin on open
  financial futures contracts                                      37,067

Other accrued expenses                                              5,485
-------------------------------------------------------------------------
Total liabilities                                             $ 4,069,217
-------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio     $92,544,640
-------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals       $86,249,140

Net unrealized appreciation (computed on the basis
  of identified cost)                                           6,295,500
-------------------------------------------------------------------------
Total                                                         $92,544,640
-------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
September 30, 1998
Investment Income
-------------------------------------------------------------------------
Interest                                                      $ 2,707,045
-------------------------------------------------------------------------
Total Investment income                                       $ 2,707,045
-------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------
Investment adviser fee                                        $   217,609

Trustees fees and expenses                                          3,264

Custodian fee                                                      28,311

Legal and accounting services                                      21,874

Amortization of organization expenses                                 219

Miscellaneous                                                      15,018
-------------------------------------------------------------------------
Total expenses                                                $   286,295
-------------------------------------------------------------------------
Deduct--
  Reduction of custodian fee                                  $     6,590
-------------------------------------------------------------------------
Total expense reductions                                      $     6,590
-------------------------------------------------------------------------

Net expenses                                                  $   279,705
-------------------------------------------------------------------------

Net investment income                                         $ 2,427,340
-------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------
Net realized gain (loss)--
  Investment transactions (Identified cost basis)             $   231,482
  Financial futures contracts                                    (244,201)
-------------------------------------------------------------------------
Net realized loss                                             $   (12,719)
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
  Investments (identified cost basis)                         $   694,952
  Financial futures contracts                                     (28,833)
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)          $   666,119
-------------------------------------------------------------------------

Net realized and unrealized gain                              $   653,400
-------------------------------------------------------------------------

Net increase in net assets from operations                    $ 3,080,740
-------------------------------------------------------------------------

                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                    Six Months Ended
Increase (Decrease)                 September 30, 1998        Year Ended
in Net Assets                       (Unaudited)               March 31, 1998
----------------------------------------------------------------------------
From operations--
  Net investment income             $  2,427,340              $   5,333,661
  Net realized loss                      (12,719)                  (161,876)
  Net change in unrealized
    appreciation (depreciation)          666,119                  4,669,424
----------------------------------------------------------------------------
Net increase in net assets
  from operations                   $  3,080,740              $   9,841,209
----------------------------------------------------------------------------
Capital transactions--
  Contributions                     $ 15,792,322              $  44,850,231
  Withdrawals                        (19,455,682)               (64,067,696)
----------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions              $ (3,663,360)             $ (19,217,465)
----------------------------------------------------------------------------

Net decrease in net assets          $   (582,620)             $  (9,376,256)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period              $ 93,127,260              $ 102,503,516
----------------------------------------------------------------------------
At end of period                    $ 92,544,640              $  93,127,260
----------------------------------------------------------------------------



                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998 FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                            Six Months Ended                          Year Ended March 31,
                                            September 30, 1998    -----------------------------------------------------------
                                            (Unaudited)             1998       1997        1996        1995        1994(1)
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------
Expenses (2)                                          0.62%(3)       0.60%       0.60%       0.57%       0.53%       0.52%(3)

Expenses after custodian fee reduction                0.61%(3)       0.59%       0.58%       0.56%         --          --

Net investment income                                 5.31%(3)       5.53%       5.45%       5.08%       5.02%       4.74%(3)

Portfolio Turnover                                      11%            41%         68%         68%         56%         21%
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $92,545        $93,127    $102,504    $134,776    $169,621    $177,842
-----------------------------------------------------------------------------------------------------------------------------

(1)  For the period from the start of business, May 3, 1993, to March 31, 1994.

(2) The expense ratios for the year ended March 31, 1996, and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

(3)  Annualized.


                       See notes to financial statements

National Limited Maturity Municipals Portfolio as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and
  (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by, or at the direction of, the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction is greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

  G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

National Limited Maturity Municipals Portfolio as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

  I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  J Other -- Investment transactions are accounted for on a trade date basis.

  K Interim Financial Statements -- The interim financial statements relating to September 30, 1998, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions
  with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1998, the fee was equivalent to 0.48% of the Portfolio's average net assets for such period and amounted to $217,609. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1998, no significant amounts have been deferred.

3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $10,149,157 and $11,059,312 respectively, for the six months ended September 30, 1998.

5 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1998, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                           $    86,616,559
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                            $     6,518,847

  Gross unrealized depreciation                                   (174,707)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                              $     6,344,140
  ------------------------------------------------------------------------------

National Limited Maturity Municipals Portfolio as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 1998 were as follows:


   Futures
   Contracts                                                    Net Unrealized
   Expiration Date   Contracts                        Position  Depreciation
   ----------------------------------------------------------------------------
   12/98             29 U.S. Treasury Bonds           Short     $  (48,640)
   ----------------------------------------------------------------------------

   At September 30, 1998, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

National Limited Maturity Municipals Portfolio as of September 30, 1998 INVESTMENT MANAGEMENT


National Limited Maturity Municipals Portfolio

             Officers                   Independent Trustees
             Thomas J. Fetter           Donald R. Dwight
             President                  President, Dwight Partners, Inc.

             James B. Hawkes            Samuel L. Hayes, III
             Vice President and         Jacob H. Schiff Professor of Investment
             Trustee                    Banking, Harvard University Graduate
                                        School of Business Administration
             William H. Ahern, Jr.
             Vice President and         Norton H. Reamer
             Portfolio Manager          Chairman and Chief Executive Officer,
                                        United Asset Management Corporation
             Robert B. MacIntosh
             Vice President             John L. Thorndike
                                        Formerly Director, Fiduciary Company
             James L. O'Connor          Incorporated
             Treasurer
                                        Jack L. Treynor
             Alan R. Dynner             Investment Adviser and Consultant
             Secretary